Annual Fund Operating Expenses - Class B - DWS Small Mid Cap Value VIP - Class B	May 01, 2021
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.35%
Total annual fund operating expenses	1.25%
Fee waiver/expense reimbursement	0.04%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.21%